Fair Value Measurements and Credit Concentration (Assets and Liabilities Measured on Recurring Basis Table) (Detail) - USD ($) $ in Millions		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Price risk management assets:
Gross		$ 802	$ 1,318	$ 1,188
Price risk management liabilities:
Gross		684	1,217	1,070
Recurring
Assets
Cash and cash equivalents		648	352	239
Restricted cash and cash equivalents	[1]	83	193	85
Price risk management assets:
Gross		802	1,318	1,188
NDT funds		913	950	864
Total assets		2,452	2,821	2,392
Price risk management liabilities:
Gross		684	1,217	1,070
Recurring | Cash and cash equivalents
Price risk management assets:
NDT funds		13	19	14
Recurring | U.S. large-cap
Price risk management assets:
NDT funds		581	611	547
Recurring | U.S. mid/small-cap
Price risk management assets:
NDT funds		84	89	81
Recurring | U.S. Treasury
Price risk management assets:
NDT funds		94	99	95
Recurring | U.S. government sponsored agency
Price risk management assets:
NDT funds		7	9	6
Recurring | Municipality
Price risk management assets:
NDT funds		81	76	77
Recurring | Investment-grade corporate
Price risk management assets:
NDT funds		49	42	38
Recurring | Other
Price risk management assets:
NDT funds		4	3	5
Recurring | Receivables/payables, net
Price risk management assets:
NDT funds			2	1
Recurring | Auction Rate Securities
Price risk management assets:
Auction rate securities	[2]	6	8	16
Recurring | Level 1
Assets
Cash and cash equivalents		648	352	239
Restricted cash and cash equivalents	[1]	83	193	85
Price risk management assets:
Gross			6	3
NDT funds		572	609	550
Total assets		1,303	1,160	877
Price risk management liabilities:
Gross			5	4
Recurring | Level 1 | Cash and cash equivalents
Price risk management assets:
NDT funds		13	19	14
Recurring | Level 1 | U.S. large-cap
Price risk management assets:
NDT funds		433	454	409
Recurring | Level 1 | U.S. mid/small-cap
Price risk management assets:
NDT funds		35	37	33
Recurring | Level 1 | U.S. Treasury
Price risk management assets:
NDT funds		94	99	95
Recurring | Level 1 | Receivables/payables, net
Price risk management assets:
NDT funds		(3)		(1)
Recurring | Level 2
Price risk management assets:
Gross		739	1,171	1,123
NDT funds		341	341	314
Total assets		1,080	1,512	1,437
Price risk management liabilities:
Gross		626	1,182	1,028
Recurring | Level 2 | U.S. large-cap
Price risk management assets:
NDT funds		148	157	138
Recurring | Level 2 | U.S. mid/small-cap
Price risk management assets:
NDT funds		49	52	48
Recurring | Level 2 | U.S. government sponsored agency
Price risk management assets:
NDT funds		7	9	6
Recurring | Level 2 | Municipality
Price risk management assets:
NDT funds		81	76	77
Recurring | Level 2 | Investment-grade corporate
Price risk management assets:
NDT funds		49	42	38
Recurring | Level 2 | Other
Price risk management assets:
NDT funds		4	3	5
Recurring | Level 2 | Receivables/payables, net
Price risk management assets:
NDT funds		3	2	2
Recurring | Level 3
Price risk management assets:
Gross		63	141	62
Total assets		69	149	78
Price risk management liabilities:
Gross		58	30	38
Recurring | Level 3 | Auction Rate Securities
Price risk management assets:
Auction rate securities	[2]	6	8	16
Energy Commodities, net | Recurring
Price risk management assets:
Gross		802	1,318	1,188
Price risk management liabilities:
Gross		684	1,217	1,070
Energy Commodities, net | Recurring | Level 1
Price risk management assets:
Gross			6	3
Price risk management liabilities:
Gross			5	4
Energy Commodities, net | Recurring | Level 2
Price risk management assets:
Gross		739	1,171	1,123
Price risk management liabilities:
Gross		626	1,182	1,028
Energy Commodities, net | Recurring | Level 3
Price risk management assets:
Gross		63	141	62
Price risk management liabilities:
Gross		$ 58	$ 30	$ 38

[1]	Current portion is included in "Restricted cash and cash equivalents" and long-term portion is included in "Other noncurrent assets" on the Balance Sheets.
[2]	Included in "Other investments" on the Balance Sheets.